Organization and Nature of Business	6 Months Ended
Jun. 30, 2017
Organization and Nature of Business
Organization and nature of business

Hutchison China MediTech Limited

Notes to Unaudited Condensed Consolidated Financial Statements

1. Organization and Nature of Business

Hutchison China MediTech Limited (the “Company”) and its subsidiaries (together the “Group”) are principally engaged in researching, developing, manufacturing and selling pharmaceuticals and healthcare products. The Group and its equity investees have research and development facilities and manufacturing plants in the People’s Republic of China (the “PRC”) and sell their products mainly in the PRC and Hong Kong.

Liquidity

As of June 30, 2017, the Group had accumulated losses of US$78,685,000, primarily due to its significant spending in research and development activities. The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. As of June 30, 2017, the Group had cash and cash equivalents of US$112,532,000, and unutilized bank borrowing facilities of US$80,000,000. As of December 31, 2016, the Group had cash and cash equivalents of US$79,431,000, short-term investments of US$24,270,000 and unutilized bank borrowing facilities of US$70,000,000. Short-term investments comprised of bank deposits maturing over 3 months. The Group’s operating plan includes the continued receipt of dividends from certain of its equity investees. Dividends received from equity investees for the six months ended June 30, 2017 and 2016 was US$42,617,000 and US$15,917,000 respectively. However, there can be no assurances that these entities will continue to declare and pay dividends to their shareholders.

Based on the Group’s operating plan, the existing cash and cash equivalents and unutilized bank borrowing facilities are considered to be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months (the look-forward period used).